Debt (Unsecured AIG Revolving Credit Facility) (Details) (Unsecured AIG Revolving Credit Facility [Member], USD $)	12 Months Ended
Dec. 31, 2013
Line of Credit Facility [Line Items]
Credit facility, current borrowing capacity	$ 1,000,000,000
Credit facility, term	5 years
Maximum [Member]
Line of Credit Facility [Line Items]
Line of credit facility, decrease to commitment	5,000,000
Multiple In Excess Of Maximum [Member]
Line of Credit Facility [Line Items]
Line of credit facility, decrease to commitment	$ 1,000,000
Interest Rate Option 1 [Member]
Line of Credit Facility [Line Items]
Spread over reference rate	3.75%
Interest Rate Option 2 [Member]
Line of Credit Facility [Line Items]
Stated interest rate	2.75%
Interest Rate Option 2(x) [Member]
Line of Credit Facility [Line Items]
Spread over reference rate	0.50%
Interest Rate Option 2(z) [Member]
Line of Credit Facility [Line Items]
Spread over reference rate	1.00%